                         UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C. 20549

                            Form 13F

                      Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008

Check here if Amendment [  ];      Amendment Number:___
      This Amendment(Check only one):        [  ] is a restatement
                                             [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:         Macquarie Capital Investment Management (Australia) Limited

Address:      No. 1 Martin Place
              Sydney, NSW 2000
              Australia

Form 13F File Number:  28-13126

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Sam Mosse
Title:  Division Director
Phone:  61 2 8232 7627

Signature, Place, and Date of Signing

/s/     Sam Mosse            Sydney, Australia             August 13, 2008
------------------------     -----------------             ---------------
      [Signature]              [City, State]                     [Date]

Report Type (Check only one):

[  ]     13F HOLDINGS REPORT.  (check here if all holdings of this
reporting manager are reported in this report.)

[X]      13F NOTICE.  (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

 NO.              13F FILE #                             NAME
 01               028-13120                Macquarie Group Limited